Insurance Contract Liabilities and Reinsurance Assets - Additional Information (Detail) - CAD ($) $ in Millions				12 Months Ended
	Jan. 01, 2019	Oct. 31, 2018	Sep. 26, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Fair value of assets backing net insurance contract liabilities excluding reinsurance assets				$ 315,952	$ 287,326
Fair value of assets backing capital and other liabilities				501,147	465,497
Change in insurance and investment contract liabilities				74	(174)
Change in net income attributed to shareholders (post-tax)				(21)	(51)
Increase of reinsurance assets				(557)	893
John Hancock Life Insurance Company of New York [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Ceded premiums	$ 131
Increase of reinsurance assets	132
Quota share coinsurance agreements, percentage		90.00%
Coinsurance, after tax gain	18
John Hancock Life Insurance Company USA [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Quota share coinsurance agreements, percentage		100.00%
Jackson National Life Insurance Company [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Ceded premiums	581
Increase of reinsurance assets	621
Coinsurance, after tax gain	31
Ceded commission paid	$ 35
Reinsurance Group of America [Member] | John Hancock Life Insurance Company of New York [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Quota share coinsurance agreements, percentage			90.00%
Reinsurance Group of America [Member] | John Hancock Life Insurance Company USA [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Quota share coinsurance agreements, percentage			100.00%
Mortality and morbidity updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities				25	319
Change in net income attributed to shareholders (post-tax)				14	(360)
Lapses and policyholder behavior [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities				135	287
Change in net income attributed to shareholders (post-tax)				(75)	(226)
Lapses and policyholder behavior [member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					(252)
Investment return assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities				12	(96)
Change in net income attributed to shareholders (post-tax)				70	143
Investment return assumptions [member] | Bond default rates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					401
Investment return assumptions [member] | ALDA and Public Equity Investment Return Assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					(210)
Investment return assumptions [member] | Other refinements [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					(48)
Other updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities				(109)	(684)
Change in net income attributed to shareholders (post-tax)				(22)	392
Long Term Care Triennial Review [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities				11
Change in net income attributed to shareholders (post-tax)				(8)
Gain loss to net income attributed to shareholders after tax due to policy related assumptions				$ 2,000
Margin on policy change				30.00%
Gain loss to net income attributed to shareholders after tax due to morbidity improvement				$ 700
Gain loss to net income attributed to shareholders after tax due to adverse deviations				700
Gain loss for the impact of benefit reduction				$ 200
Bottom of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided				5.00%
Top of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided				20.00%
MLI and John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Assets and insurance contract liabilities related to closed blocks participating policies				$ 29,402	$ 28,790